Annual Total Returns- JPMorgan Unconstrained Debt Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Unconstrained Debt Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.17%	6.72%	3.29%	1.53%	(0.25%)	5.21%	4.59%	(1.87%)	7.28%	6.59%